Commitments and Contingencies - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 16, 2022	Feb. 01, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Underwriting discount paid per unit			$ 0.2	$ 0.2
Payments for underwriting expense			$ 8,000,000	$ 8,000,000
Deferred underwriting commission per unit			$ 0.35	$ 0.35
Deferred underwriting commissions			$ 14,000,000	$ 14,000,000
Contingent fee			$ 284,000	$ 0
Percentage of Federal excise tax on stock buy back	1.00%
Inflation Reduction Act of 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of Federal excise tax on stock buy back	1.00%
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Overallotment option		45 days
Stock issued during period shares		5,000,000